EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY TRANSACTIONS

NOTE 12 – EQUITY TRANSACTIONS

Preferred shares

On July 16, 2021, the Company amended its articles of association and authorized 50,000,000 preferred shares with a par value of $0.0001. No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2024 and 2023.

Ordinary shares

On July 15, 2022, the Company closed its IPO of 5,060,000 ordinary shares priced at $4.00 per share.